Leases (Details) - Schedule of Future Minimum Payments Under the Group’s Operating Leases	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Future Minimum Payments Under the Group’s Operating Leases [Abstract]
2024	¥ 2,514,286
Total lease payments	2,514,286
Less: imputed interest	(43,283)
Total operating lease liabilities	¥ 2,471,003	$ 348,033	¥ 3,866,910